Investment Securities (Schedule of Available-for-sale Securities Reconciliation) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 13,997,000,000	$ 15,167,000,000
Available-for-sale Securities, Gross Unrealized Gains	262,000,000	197,000,000
Available-for-sale Securities, Gross Unrealized Losses	(81,000,000)	(229,000,000)
Available-for-sale Securities	14,178,000,000	15,135,000,000
Total agency backed bonds	4,983,000,000	6,114,000,000
Deposit Assets	15,000,000	16,000,000
Cash Equivalents, at Carrying Value	3,400,000,000	5,600,000,000
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	12,804,000,000	13,979,000,000
Available-for-sale Securities, Gross Unrealized Gains	230,000,000	172,000,000
Available-for-sale Securities, Gross Unrealized Losses	(8,000,000)	(75,000,000)
Available-for-sale Securities	13,026,000,000	14,076,000,000
US Treasury and Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	2,212,000,000	1,535,000,000
Available-for-sale Securities, Gross Unrealized Gains	3,000,000	13,000,000
Available-for-sale Securities, Gross Unrealized Losses	(1,000,000)	(2,000,000)
Available-for-sale Securities	2,214,000,000	1,546,000,000
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	0	1,000,000
Available-for-sale Securities, Gross Unrealized Gains	0	0
Available-for-sale Securities, Gross Unrealized Losses	0	0
Available-for-sale Securities	0	1,000,000
Foreign Government Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	295,000,000	765,000,000
Available-for-sale Securities, Gross Unrealized Gains	8,000,000	20,000,000
Available-for-sale Securities, Gross Unrealized Losses	0	(1,000,000)
Available-for-sale Securities	303,000,000	784,000,000
Residential Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	6,779,000,000	7,266,000,000
Available-for-sale Securities, Gross Unrealized Gains	130,000,000	87,000,000
Available-for-sale Securities, Gross Unrealized Losses	(3,000,000)	(41,000,000)
Available-for-sale Securities	6,906,000,000	7,312,000,000
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	2,309,000,000	2,600,000,000
Available-for-sale Securities, Gross Unrealized Gains	32,000,000	28,000,000
Available-for-sale Securities, Gross Unrealized Losses	(1,000,000)	(13,000,000)
Available-for-sale Securities	2,340,000,000	2,615,000,000
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	1,209,000,000	1,486,000,000
Available-for-sale Securities, Gross Unrealized Gains	57,000,000	23,000,000
Available-for-sale Securities, Gross Unrealized Losses	(3,000,000)	(18,000,000)
Available-for-sale Securities	1,263,000,000	1,491,000,000
Other Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	0	326,000,000
Available-for-sale Securities, Gross Unrealized Gains	0	1,000,000
Available-for-sale Securities, Gross Unrealized Losses	0	0
Available-for-sale Securities	0	327,000,000
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	1,193,000,000	1,188,000,000
Available-for-sale Securities, Gross Unrealized Gains	32,000,000	25,000,000
Available-for-sale Securities, Gross Unrealized Losses	(73,000,000)	(154,000,000)
Available-for-sale Securities	$ 1,152,000,000	$ 1,059,000,000